Long-Term Debt (Summary of Long-Term Debt) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Nov. 26, 2013	Jun. 30, 2013
Debt Instrument [Line Items]
Debt obligations	$ 3,001,100	$ 3,260,776	$ 1,749,750	$ 2,853,800
Unamortized discount on senior Secured Term Loan due 2019	(18,700)	(20,653)		(23,095)
Carrying value of debt	2,982,400	3,240,123		2,830,705
Less current portion	(20,500)	(20,450)		(16,200)
Long-term debt, less current portion	2,961,900	3,219,673		2,814,505
Term Loan Facility due 2019 [Member]
Debt Instrument [Line Items]
Debt obligations	2,000,500	2,010,776		1,603,800
8.125% Senior Secured First Priority Notes due 2020 [Member]
Debt Instrument [Line Items]
Debt obligations	675,000	750,000		750,000
10.125% Senior Unsecured Notes due 2020 [Member]
Debt Instrument [Line Items]
Debt obligations	$ 325,600	$ 500,000		$ 500,000